Financial information by segment (Tables)	6 Months Ended
Jun. 30, 2020
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)          The following tables show Revenues and Adjusted EBITDA by operating segments and business sectors for the six-month periods ended June 30, 2020 and 2019:

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Geography	2020	2019	2020	2019
North America	157,932	164,536	139,273	147,162
South America	75,029	69,090	59,803	57,464
EMEA	232,786	271,164	173,481	201,772
Total	465,747	504,790	372,557	406,398

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Business sector	2020	2019	2020	2019
Renewable energy	344,674	380,086	274,761	301,395
Efficient natural gas	52,032	61,698	45,877	54,302
Electric transmission lines	53,395	51,098	43,216	43,585
Water	15,646	11,908	8,703	7,116
Total	465,747	504,790	372,557	406,398

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the six-month period ended June 30, ($ in thousands)
	2020	2019
Profit/(Loss) attributable to the Company	$(28,171)	16,956
(Loss)/Profit attributable to non-controlling interests	1,979	5,791
Income tax	3,471	27,040
Share of (profits)/losses of associates	(1,591)	(3,352)
Financial expense, net	202,797	209,900
Depreciation, amortization, and impairment charges	194,073	150,063
Total segment Adjusted EBITDA	$372,557	406,398

Assets and liabilities by geography
b)          The assets and liabilities by operating segments (and business sector) as of June 30, 2020 and December 31, 2019 are as follows:

Assets and liabilities by geography as of June 30, 2020:

	North America	South America	EMEA	Balance as of June 30, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	3,189,576	1,221,048	3,624,266	8,034,890
Investments carried under the equity method	79,187	-	47,425	126,613
Current financial investments	118,563	27,951	40,788	187,302
Cash and cash equivalents (project companies)	193,323	78,226	238,058	509,607
Subtotal allocated	3,580,649	1,327,225	3,950,538	8,858,412
Unallocated assets
Other non-current assets				231,374
Other current assets (including cash and cash equivalents at holding company level)				677,160
Subtotal unallocated				908,534
Total assets				9,766,946

	North America	South America	EMEA	Balance as of June 30, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,657,615	927,322	2,422,596	5,007,533
Grants and other liabilities	1,476,559	11,558	114,037	1,602,155
Subtotal allocated	3,134,174	938,880	2,536,633	6,609,688
Unallocated liabilities
Long-term and short-term corporate debt				836,973
Other non-current liabilities				603,324
Other current liabilities				159,842
Subtotal unallocated				1,600,139
Total liabilities				8,209,827
Equity unallocated				1,557,119
Total liabilities and equity unallocated				3,157,259
Total liabilities and equity				9,766,946

Assets and liabilities by geography as of December 31, 2019:

	North America	South America	EMEA	Balance as of December 31, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	3,299,198	1,186,552	3,675,379	8,161,129
Investments carried under the equity method	90,847	-	49,078	139,925
Current financial investments	159,267	29,190	20,673	209,131
Cash and cash equivalents (project companies)	181,458	80,909	234,097	496,464
Subtotal allocated	3,730,771	1,296,652	3,979,227	9,006,649
Unallocated assets
Other non-current assets				239,553
Other current assets (including cash and cash equivalents at holding company level)				413,613
Subtotal unallocated				653,166
Total assets				9,659,815

	North America	South America	EMEA	Balance as of December 31, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,676,251	884,835	2,291,262	4,852,348
Grants and other liabilities	1,490,679	12,864	138,209	1,641,752
Subtotal allocated	3,166,930	897,699	2,429,471	6,494,100
Unallocated liabilities
Long-term and short-term corporate debt				723,791
Other non-current liabilities				564,855
Other current liabilities				162,213
Subtotal unallocated				1,450,859
Total liabilities				7,944,959
Equity unallocated				1,714,856
Total liabilities and equity unallocated				3,165,715
Total liabilities and equity				9,659,815

Assets and liabilities by business sector
Assets and liabilities by business sector as of June 30, 2020:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of June 30, 2020
			($ in thousands)
Assets allocated
Contracted concessional assets	6,490,467	515,445	854,401	174,577	8,034,890
Investments carried under the equity method	64,115	17,716	46	44,736	126,613
Current financial investments	17,049	103,640	27,951	38,662	187,302
Cash and cash equivalents (project companies)	406,392	31,569	47,212	24,434	509,607
Subtotal allocated	6.978.023	668,370	929,610	282,409	8,858,412
Unallocated assets
Other non-current assets					231,374
Other current assets (including cash and cash equivalents at holding company level)					677,160
Subtotal unallocated					908,534
Total assets					9,766,946

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of June 30, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,731,485	516,805	636,140	123,103	5,007,533
Grants and other liabilities	1,594,452	83	6,251	1,369	1,602,155
Subtotal allocated	5,325,937	516,888	642,391	124,472	6,609,688
Unallocated liabilities
Long-term and short-term corporate debt					836,973
Other non-current liabilities					603,324
Other current liabilities					159,842
Subtotal unallocated					1,600,139
Total liabilities					8,209,827
Equity unallocated					1,557,119
Total liabilities and equity unallocated					3,157,259
Total liabilities and equity					9,766,946

Assets and liabilities by business sector as of December 31, 2019:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	6,644,024	559,069	872,757	85,280	8,161,129
Investments carried under the equity method	77,549	17,154	-	45,222	139,925
Current financial investments	13,798	148,723	28,237	18,373	209,131
Cash and cash equivalents (project companies)	421,198	11,850	53,868	9,548	496,464
Subtotal allocated	7,156,568	736,796	954,862	158,423	9,006,649
Unallocated assets
Other non-current assets					239,553
Other current assets (including cash and cash equivalents at holding company level)					413,613
Subtotal unallocated					653,166
Total assets					9,659,815

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,658,507	529,350	640,160	24,331	4,852,348
Grants and other liabilities	1,634,361	146	6,517	728	1,641,752
Subtotal allocated	5,292,868	529,495	646,677	25,059	6,494,100
Unallocated liabilities
Long-term and short-term corporate debt					723,791
Other non-current liabilities					564,855
Other current liabilities					162,213
Subtotal unallocated					1,450,859
Total liabilities					7,944,959
Equity unallocated					1,714,856
Total liabilities and equity unallocated					3,165,715
Total liabilities and equity					9,659,815

Depreciation, amortization and impairment charges recognized
c)          The amount of depreciation, amortization and impairment charges recognized for the six-month periods ended June 30, 2020 and 2019 are as follows:

	For the six-month period ended June 30,
Depreciation, amortization and impairment by geography	2020	2019
	($ in thousands)
North America	(95,981)	(53,013)
South America	(27,666)	(22,859)
EMEA	(70,426)	(74,191)
Total	(194,073)	(150,063)

	For the six-month period ended June 30,
Depreciation, amortization and impairment by business sectors	2020	2019
	($ in thousands)
Renewable energy	(140,806)	(142,895)
Efficient natural gas	(35,697)	5,425
Electric transmission lines	(16,961)	(12,593)
Water	(609)	-
Total	(194,073)	(150,063)